Other Current liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Current Liabilities [Abstract]
Customer contract liability, current	$ 1,512	$ 1,600
Supplier contract liability	328
Stamp duty liability	6,776	5,659
Other tax payable	1,323	1,191
Stock-based compensation liability, current		1,538
Other current liabilities	187
Total other current liabilities	$ 10,126	$ 9,988